Statements of Changes in Equity ₪ in Thousands, $ in Thousands	Share capital ILS (₪)	Share capital U.S. dollars USD ($)	Additional paid-in capital ILS (₪)	Additional paid-in capital U.S. dollars USD ($)	Treasury shares ILS (₪)	Treasury shares U.S. dollars USD ($)	Share based payments option ILS (₪)	Share based payments option U.S. dollars USD ($)	Accumulated deficit ILS (₪)	Accumulated deficit U.S. dollars ILS (₪)	ILS (₪)	U.S. dollars USD ($)
Balance at Dec. 31, 2018			₪ 95,085		₪ (9,425)		₪ 12,319		₪ (84,056)		₪ 13,923
Issuance of ADS, net of issue costs			13,505				1,509				15,014
Share-based payment			8				2,700				2,708
Total comprehensive loss									(16,808)		(16,808)
Balance at Dec. 31, 2019			108,598		(9,425)		16,528		(100,864)		14,837
Issuance of ADS, net of issue costs			9,194								9,194
Share-based payment							829				829
Exercise of options and warrants into shares			9,047				(760)				8,287
Total comprehensive loss									(11,356)		(11,356)
Balance at Jun. 30, 2020			₪ 126,839	$ 36,595	₪ (9,425)	$ (2,719)	₪ 16,597	$ 4,789	₪ (112,220)	₪ (32,377)	₪ 21,791	$ 6,288